Goodwill - Schedule of Reportable Segment (Details) - Staffing 360 Solutions, Inc. [Member] - USD ($) $ in Thousands	Sep. 28, 2024	Dec. 30, 2023	Dec. 31, 2022
Goodwill [Line Items]
Goodwill	$ 19,891	$ 19,891	$ 19,891
Professional Staffing [Member]
Goodwill [Line Items]
Goodwill		14,031	14,031
Commercial Staffing [Member]
Goodwill [Line Items]
Goodwill		5,860	$ 5,860
UNITED STATES | Professional Staffing [Member]
Goodwill [Line Items]
Goodwill	14,031	14,031
UNITED STATES | Commercial Staffing [Member]
Goodwill [Line Items]
Goodwill	$ 5,860	$ 5,860